INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Revenue	€ 23	€ 0	€ 42	€ 0
Cost of sales	(123)	0	(142)	0
Gross loss	(100)	0	(100)	0
Cost of research and development	(30,402)	(10,432)	(53,142)	(12,825)
Selling and distribution expenses	(524)	(869)	(1,012)	(1,625)
General and administrative expenses	(4,548)	(3,767)	(7,596)	(7,673)
Other operating income/expenses	939	209	1,753	370
Impairment losses on financial assets	8	5	4	(2)
Operating loss	(34,627)	(14,854)	(60,093)	(21,755)
Interest and similar expense	(526)	(370)	(923)	(2,645)
Loss before tax	(35,153)	(15,224)	(61,016)	(24,400)
Taxes on income	0	0	0	0
Deferred taxes on expense	0	(41)	0	(41)
Loss for the period	(35,153)	(15,265)	(61,016)	(24,441)
Other comprehensive loss	0	32	0	(64)
Total comprehensive loss for the period	€ (35,153)	€ (15,234)	€ (61,016)	€ (24,505)
Loss per share in EUR
Basic (in EUR per share)	€ (0.45)	€ (0.47)	€ (0.81)	€ (0.76)
Diluted (in EUR per share)	€ (0.45)	€ (0.47)	€ (0.81)	€ (0.76)
Weighted average number of shares for calculation of earnings per share
Basic (in shares)	78,519,562	32,381,964	75,544,645	32,367,901
Diluted (in shares)	78,519,562	32,381,964	75,544,645	32,367,901